Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Oct. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We engage an independent consultant who monitors all of our information technology (the "IT Consultant") related issues and who helps identify, assess, and manage cybersecurity risks relevant to the Company's business.  To date we are not aware of any material cybersecurity incidents that have occurred.

Our internal process for overseeing cybersecurity threats is supervised by the Chair of the Audit Committee, working in tandem with our Chief Financial Officer, who interact on a regular basis, including periodically reporting cybersecurity risks and any material cybersecurity incidents as needed.  Our Audit Committee and Board of Directors review our cybersecurity procedures as part of our regulatory reporting at each quarter end. The IT consultant also monitors the prevention, detection, mitigation and remediation of cybersecurity risks and incidents through various means, which may include threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged, and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We engage an independent consultant who monitors all of our information technology (the "IT Consultant") related issues and who helps identify, assess, and manage cybersecurity risks relevant to the Company's business.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

The Audit Committee members and our Chief Financial Officer have sufficient expertise (finance and operational) to assess the risk related to a cybersecurity matter, along with experts from the IT Consultant that will provide analysis on any security matters.

In Fiscal 2024, the Company did not experience any "cybersecurity threat" (as defined in Item 106(a) of Regulation S-K) or "cybersecurity incident" (as defined in Item 106(a) of Regulation S-K) that materially affected or was reasonably likely to materially affect the Company's business strategy, results of operations or financial condition.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our internal process for overseeing cybersecurity threats is supervised by the Chair of the Audit Committee, working in tandem with our Chief Financial Officer, who interact on a regular basis, including periodically reporting cybersecurity risks and any material cybersecurity incidents as needed.  Our Audit Committee and Board of Directors review our cybersecurity procedures as part of our regulatory reporting at each quarter end. The IT consultant also monitors the prevention, detection, mitigation and remediation of cybersecurity risks and incidents through various means, which may include threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged, and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our internal process for overseeing cybersecurity threats is supervised by the Chair of the Audit Committee, working in tandem with our Chief Financial Officer, who interact on a regular basis, including periodically reporting cybersecurity risks and any material cybersecurity incidents as needed.
Cybersecurity Risk Role of Management [Text Block]

Our internal process for overseeing cybersecurity threats is supervised by the Chair of the Audit Committee, working in tandem with our Chief Financial Officer, who interact on a regular basis, including periodically reporting cybersecurity risks and any material cybersecurity incidents as needed.  Our Audit Committee and Board of Directors review our cybersecurity procedures as part of our regulatory reporting at each quarter end. The IT consultant also monitors the prevention, detection, mitigation and remediation of cybersecurity risks and incidents through various means, which may include threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged, and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Audit Committee and Board of Directors review our cybersecurity procedures as part of our regulatory reporting at each quarter end.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Audit Committee members and our Chief Financial Officer have sufficient expertise (finance and operational) to assess the risk related to a cybersecurity matter, along with experts from the IT Consultant that will provide analysis on any security matters.